Leases - Schedule of Supplemental Balance Sheet Information (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted-average remaining lease term – operating leases	9 years 2 months 19 days	9 years 1 month 2 days
Weighted-average discount rate - operating leases	7.48%	6.87%
Weighted-average remaining lease term - finance leases	4 years 3 months 21 days	4 years 9 months 29 days
Weighted-average discount rate - finance leases	11.71%	8.23%